OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current non-financial assets
Total	$ 261,092	$ 240,254
Non-current non-financial assets
Other non-current non-financial assets	85,036	99,174
Total	16,747	33,512
Current non-financial liabilities
Other Current non-financial liabilities	165,589	50,148
Total	348,905	1,082,525
Non-current non-financial liabilities
Other non-current non-financial liabilities	37,012	63,590
Total	5,721,712	5,521,568
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize, current	64,020	58,464
Prepayment to amortize (insurance and others)	36,800	14,001
Recoverable taxes (related to purchases)	146,774	167,086
Other current non-financial assets	13,498	703
Total	261,092	240,254
Non-current non-financial assets
Roads to amortize, non-current	56,499	67,701
Guarantee values	2,676	3,391
Recoverable taxes	6,486	6,221
Other non-current non-financial assets	19,375	21,861
Total	85,036	99,174
Current non-financial liabilities
Provision of minimum dividend	114,359		$ 2,283
ICMS, PIS-COFINS and other tax payables - Brazil	21,925		23,180
Other tax payable	23,093		19,118
Other Current non-financial liabilities	6,212		5,567
Total	165,589		$ 50,148
Non-current non-financial liabilities
ICMS and other tax payable - Brazil	35,630	58,069
Other non-current non-financial liabilities	1,382	5,521
Total	$ 37,012	$ 63,590